Debt and Derivative Instruments	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Debt and Derivative Instruments
(9)	Debt and Derivative Instruments

Debt

The following represents the Company’s debt obligations as of September 30, 2021 and December 31, 2020:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	September 30, 2021		December 31, 2020
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,164,532	1.58%	$1,433,919	1.65%	September 2023
TL 2019 Term Loan	140,204	3.50%	148,131	3.50%	December 2026
TL 2021 Term Loan	66,444	2.65%	—	0.00%	February 2028
TMCL II Secured Debt Facility (1)	904,521	1.83%	646,551	1.91%	July 2026
TMCL VI Term Loan	—	0.00%	223,630	4.29%	February 2038
TMCL VII 2019-1 Bonds	—	0.00%	300,305	4.02%	April 2044
TMCL VII 2020-1 Bonds	395,571	3.07%	429,600	3.07%	August 2045
TMCL VII 2020-2 Bonds	544,706	2.26%	587,183	2.26%	September 2045
TMCL VII 2020-3 Bonds	199,355	2.15%	214,168	2.15%	September 2045
TMCL VII 2021-1 Bonds	518,744	1.72%	—	0.00%	February 2046
TMCL VII 2021-2 Bonds	622,808	2.27%	—	0.00%	April 2046
TMCL VII 2021-3 Bonds	589,397	1.98%	—	0.00%	August 2046
TAP Funding Revolving Credit Facility	—	0.00%	131,857	2.11%	December 2021
Total debt obligations	$5,146,282		$4,115,344
Amount due within one year	$346,287		$408,365
Amounts due beyond one year	$4,799,995		$3,706,979

(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

In February 2021, Textainer Marine Containers VII Limited (“TMCL VII”) issued $523,500 of aggregate Class A and $26,500 of aggregate Class B Series 2021-1 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-1 Bonds”). Under the terms of the TMCL VII 2021-1 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-1 Bonds were primarily used to pay down the Company’s revolving credit facilities to create additional borrowing capacity for future container investments.

In February 2021, TL completed a $70,270 fixed rate term loan (the “TL 2021 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under this term loan is payable monthly in arrears. Proceeds from this term loan were used to pay down TL’s revolving credit facility.

In February 2021, the Company fully repaid and terminated the TAP Funding Revolving Credit Facility prior to its scheduled maturity.

In April 2021, TMCL VII issued $605,200 of aggregate Class A and $46,000 of aggregate Class B Series 2021-2 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-2 Bonds”). Under the terms of the TMCL VII 2021-2 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-2 Bonds were primarily used to pay down the Company’s revolving credit facilities and to pay off the TMCL VII 2019-1 Bonds.

In May 2021, Textainer Marine Containers II Limited (“TMCL II”) entered into an amendment of the TMCL II Secured Debt Facility which increased the aggregate commitment amount from $1,200,000 to $1,500,000.

In August 2021, TMCL VII issued $548,800 of aggregate Class A and $51,200 of aggregate Class B Series 2021-3 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-3 Bonds”). Under the terms of the TMCL VII 2021-3 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-3 Bonds were primarily used to pay down the Company’s revolving credit facilities and to pay off the TMCL VI Term Loan. The Company made a loan termination payment of $10,631 and unamortized debt issuance costs of $1,235 were written-off, both related to the early redemption of TMCL VI Term Loan and were recorded in the condensed consolidated statements of operations as “debt termination expense”. The cash paid for the loan termination is classified under financing cash flows as payments on debt.

The Company’s debt agreements contain various restrictive financial and other covenants, and the Company was in full compliance with these restrictive covenants at September 30, 2021.

The following is a schedule of the Company’s outstanding borrowings and borrowing capacities, as of September 30, 2021:

	Total Borrowing	Available Borrowing, as limited by the Borrowing Base	Current and Available Borrowing, as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$1,167,858	$226,934	$1,394,792	$1,500,000
TL 2019 Term Loan	141,339	—	141,339	141,339
TL 2021 Term Loan	67,155	—	67,155	67,155
TMCL II Secured Debt Facility	906,241	18,123	924,364	1,500,000
TMCL VII 2020-1 Bonds (1)	399,418	—	399,418	399,418
TMCL VII 2020-2 Bonds (1)	550,158	—	550,158	550,158
TMCL VII 2020-3 Bonds (1)	200,889	—	200,889	200,889
TMCL VII 2021-1 Bonds (1)	524,333	—	524,333	524,333
TMCL VII 2021-2 Bonds (1)	629,493	—	629,493	629,493
TMCL VII 2021-3 Bonds (1)	596,000	—	596,000	596,000
Total (2)	$5,182,884	$245,057	$5,427,941	$6,108,785

(1)	Amounts on the bonds payable exclude unamortized discounts in an aggregate amount of $648.
(2)	Total borrowing for all debts excludes unamortized prepaid debt issuance costs in an aggregate amount of $35,954.

For further discussion on the Company’s debt instruments, please refer to Item 18, “Financial Statements – Note 8” in our 2020 Form 20-F.

Derivative Instruments and Hedging Activities

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments using observable (Level 2) market inputs. The valuation also reflects the credit standing of the Company and the counterparties to the derivative agreements. The credit valuation adjustment was determined to be $315 reduction to the net fair value and $247 addition to the net fair value as of September 30, 2021 and December 31, 2020, respectively.

Derivative instruments are designated or non-designated for hedge accounting purposes. The change in fair value of derivative instruments that are designated as cash flow hedge for accounting purposes are initially reported in the condensed consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized. The change in fair value of derivative instruments that are not designated for hedge accounting are recognized in earnings during the period of change.

The following table summarizes the fair value of the derivative instruments that were reflected on a gross basis on the condensed consolidated balance sheets as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Assets
Interest rate swaps - designated as hedges	$2,514	$47
Total	$2,514	$47
Liabilities
Interest rate swaps - designated as hedges	$3,671	$9,665
Interest rate swaps - not designated as hedges	—	19,570
Total	$3,671	$29,235

As of September 30, 2021, all of the Company’s interest rate swaps were designated as cash flow hedges, with a total notional amount of $1,523,250, with fixed rates between 0.17% and 1.58% and termination dates between February 2023 and May 2031.

During the three and nine months ended September 30, 2021, the Company early terminated a total notional amount of $22,500 and $508,250 interest rate swaps not designated as cash flow hedges with a total settlement amount, including accrued interest, of $574 and $14,552, respectively. During the three and nine months ended September 30, 2021, the Company entered into new interest rate swaps designated as cash flow hedges with a total notional amount of $405,000 and $825,000, effective as of September 30, 2021, with fixed rates between 0.53% and 1.28% per annum and termination dates through May 2031.

Over the next twelve months, the Company expects to reclassify an estimated net loss of $12,649 related to the designated interest rate swap agreements from “accumulated other comprehensive loss” in the condensed consolidated statements of shareholders’ equity to “interest expense” in the condensed consolidated statements of operations.

The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and nine months ended September 30, 2021 and 2020:

		Three Months Ended September 30,		Nine Months Ended September 30,
Derivative instruments	Financial Statement Caption	2021	2020	2021	2020
Non-designated	Realized loss on financial instruments, net	$4	$4,107	$5,408	$8,900
Non-designated	Unrealized gain (loss) on financial instruments, net	$43	$4,161	$5,220	$(9,434)
Designated	Other comprehensive income (loss)	$3,288	$158	$3,084	$(13,093)
Designated	Interest expense	$2,887	$1,130	$5,378	$1,658

For further discussion on the Company’s derivative instruments, please refer to Item 18, “Financial Statements – Note 9” in our 2020 Form 20-F.